Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Abstract]
Goodwill impairment	¥ 22,677,921	$ 3,194,118	¥ 18,842,000